BATTERY MATERIAL PLANT PROJECT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
BATTERY MATERIAL PLANT PROJECT EXPENSES
Schedule of battery material plant project expenses

	December 31, 2022	December 31, 2021
	$	$
Wages and benefits	2,698	754
Share-based compensation	534	—
Engineering	8,895	4,136
Professional fees	914	898
Materials, consumables, and supplies	920	686
Maintenance & Subcontracting	1,180	268
Utilities	553	—
Depreciation and amortization	4,028	177
Other	146	39
Grants	(506)	(718)
Tax credits	(272)	(264)
Battery Material Plant project expenses	19,090	5,976